INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 12, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarised statement of comprehensive income
Revenue		$ 4,560	$ 5,138	$ 4,904
Attributable profit for the year		448	600	663
Total comprehensive income for the year		449	604	561
Income statement profit (loss)		14	1	$ (11)
Bioventus
Summarised statement of comprehensive income
Revenue		311	342
Attributable profit for the year		19	8
Group adjustments		11	(6)
Total comprehensive income for the year		30	2
Income statement profit (loss)		$ 14	$ 1
Percentage of associate held	38.00%	47.60%	49.00%